AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2026

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	06/01/19 - 01/01/21	$9,066,507	$19,032,185	13.14%	Quarterly (7)
Total Credit - Convertible Arbitrage		9,066,507	19,032,185	13.14
Event Driven Arbitrage (5)
Davidson Kempner Partners	03/01/11 - 07/01/12	12,545,579	29,475,781	20.35	Semi-Annual
Farallon Capital Offshore Investors, Inc.	05/01/10 - 04/01/12	10,807,830	30,151,183	20.82	Semi-Annual (7)
Governors Lane Onshore Fund LP	08/01/16	8,671,717	18,254,399	12.60	Quarterly (7)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,835	159,251	0.11	In Liquidation (8)
Total Event Driven Arbitrage		32,304,961	78,040,614	53.88

Fixed Income Arbitrage (6)
FFIP, L.P.	04/01/12	6,756,154	15,895,895	10.97	Annual (7)
Parsec Onshore Partners, L.P.	03/01/25	4,000,000	4,398,479	3.04	Monthly
Parsec Plus Onshore Partners, L.P.	04/01/26	11,948,141	12,075,115	8.34	Monthly (9)
Total Fixed Income Arbitrage		22,704,295	32,369,489	22.35

Total investments in Portfolio Funds		64,075,763	129,442,288	89.37

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 3.4531% (3) (Shares 15,802,668)		15,802,668	15,802,668	10.91
Total investments		$79,878,431	$145,244,956	100.28%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2026

(1) Percentages are based on Members’ Capital of $144,838,307.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2026.

(4) Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.

(5) Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.

(6) Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.

(7) Portfolio Fund subject to investor-level percentage limitations on redemptions.

(8) Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

(9) Portfolio Fund subject to lock-up provision up to one year.

The aggregate cost of investments for tax purposes was $107,956,173. Net unrealized appreciation on investments for tax purposes was $37,288,783 consisting of $40,120,230 of gross unrealized appreciation and $2,831,447 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 89.37% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
Centerbridge Credit Partners, L.P.	11/01/20	$2,274,953	$3,517,914	10.77%	In Liquidation (7)
Davidson Kempner Distressed Opportunities Fund LP	11/01/20	1,856,045	2,550,323	7.80	In Liquidation (7)
Total Distressed - Long Biased		4,130,999	6,068,237	18.57

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	04/01/09 - 11/01/20	6,343,298	9,447,000	28.91	In Liquidation (7)
Carronade Capital Partners, LP	07/01/21	3,935,784	5,879,079	17.99	Quarterly (6)
King Street Capital, L.P.	07/01/08	3,591,958	5,950,185	18.21	Quarterly (6) (8)
Total Distressed - Variable Biased		13,871,040	21,276,264	65.11

Total investments in Portfolio Funds		18,002,038	27,344,501	83.68

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 3.4531% (3) (Shares 5,669,721)		5,669,721	5,669,721	17.35
Total investments		$23,671,759	$33,014,222	101.03%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2026

(1) Percentages are based on Members’ Capital of $32,676,795.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2026.

(4) Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.

(5) Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.

(6) Portfolio Fund subject to investor-level percentage limitations on redemptions.

(7) Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

(8) Portfolio Fund represents investments in securities which are illiquid or are subject to an anticipated event. These securities are held by the Portfolio Fund in “side pockets.” Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities. These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.

The aggregate cost of investments for tax purposes was $35,286,664. Net unrealized depreciation on investments for tax purposes was $2,272,441 consisting of $4,017,396 of gross unrealized appreciation and $6,289,837 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 83.68% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
April 30, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	05/01/15	$3,904,148	$11,742,321	6.26%	Monthly
Sachem Head LP	09/01/17	1,875,088	7,691,596	4.10	Quarterly (7)
The Children's Investment Fund LP	05/01/20	5,000,000	11,866,500	6.33	Monthly
Total Directional Equity		10,779,236	31,300,417	16.69

Equity Hedged - Generalist (5)
Junto Capital Partners LP	08/01/19 - 10/01/19	12,214,629	20,874,310	11.13	Quarterly (7)
Kings Court Capital Onshore Fund	11/01/25 - 04/01/26	5,500,000	6,521,153	3.48	Quarterly (9)
Lakewood Capital Partners, LP	05/01/19	6,381,619	11,823,292	6.30	Quarterly
MW Market Neutral TOPS Fund	10/01/20	4,348,243	15,055,275	8.03	Monthly
MW TOPS Fund	05/01/19	7,337,507	13,651,516	7.27	Monthly
Naya Fund LP	07/01/19	3,649,220	7,204,191	3.84	Quarterly
Viking Global Equities LP	11/01/07 - 03/01/11	5,075,615	20,684,677	11.02	Annual
Voleon Institutional Strategies Fund LP	12/01/25 - 04/01/26	7,500,000	7,800,079	4.16	Annual
Total Equity Hedged - Generalist		52,006,833	103,614,493	55.23

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	405,508	1,216,989	0.65	Quarterly (7)
Encompass Capital Fund L.P.	05/01/22	3,877,017	4,597,878	2.45	Quarterly (7)
Long Pond Capital QP Fund, LP	02/01/14	2,441,959	5,649,716	3.01	Quarterly (7)
Night Squared Onshore LP	02/01/26 - 04/01/26	6,000,000	6,195,801	3.30	Quarterly (7) (8)
Woodline Fund LP	08/01/20 - 04/01/21	11,235,784	19,696,339	10.50	Quarterly (7)
Total Equity Hedged - Sector Specialist		23,960,268	37,356,723	19.91

Total investments in Portfolio Funds		86,746,337	172,271,633	91.83

Aetos Long/Short Strategies Fund, LLC
Schedule of Investments (Unaudited)
April 30, 2026

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 3.4531% (3) (Shares 4,767,787)		4,767,787	4,767,787	2.54
Total investments		$91,514,124	$177,039,420	94.37%

(1) Percentages are based on Members’ Capital of $187,561,565.

(2) Non-income producing investments.

(3) Rate disclosed is the 7-day effective yield as of 04/30/2026.

(4) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.

(5) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.

(6) Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.

(7) Portfolio Fund subject to investor-level percentage limitations on redemptions.

(8) Portfolio Fund subject to lock-up provision up to one year.

(9) Portfolio Fund subject to lock-up provision up to two years.

The aggregate cost of investments for tax purposes was $135,309,661. Net unrealized appreciation on investments for tax purposes was $41,729,759 consisting of $43,347,338 of gross unrealized appreciation and $1,617,579 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 91.83% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of April 30, 2026:

Aetos Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$129,442,288
Money Market Investment	15,802,668	—	—	15,802,668
Total Investments	$15,802,668	$—	$—	$145,244,956

Aetos Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$27,344,501
Money Market Investment	5,669,721	—	—	5,669,721
Total Investments	$5,669,721	$—	$—	$33,014,222

Aetos Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$172,271,633
Money Market Investment	4,767,787	—	—	4,767,787
Total Investments	$4,767,787	$—	$—	$177,039,420

(1) In accordance with ASC 820 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.